Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Office (1)	Fleet Vehicles	Other	Total
Right-of-use asset at cost	121.0	20.4	11.6	153.0
Accumulated depreciation	(32.5)	(12.0)	(4.8)	(49.3)
Net carrying amount	88.5	8.4	6.8	103.7

Reconciliation of movements during the year
Cost, beginning of year	120.1	17.0	10.9	148.0
Accumulated depreciation, beginning of year	(14.8)	(7.0)	(2.7)	(24.5)
Net carrying amount, beginning of year	105.3	10.0	8.2	123.5

Net carrying amount, beginning of year	105.3	10.0	8.2	123.5
Additions	0.8	3.3	0.7	4.8
Depreciation	(17.7)	(5.0)	(2.1)	(24.8)
Lease modification	0.1	—	—	0.1
Foreign exchange	—	0.1	—	0.1
Net carrying amount, end of year	88.5	8.4	6.8	103.7
(1)A portion of the Company's office space is subleased. During the year ended December 31, 2020, the Company recorded sublease income of $5.6 million (year ended December 31, 2019 - $6.2 million) as a component of other income (loss).

Disclosure of additional information about leasing activities for lessee

($ millions)	2020	2019
Lease liability, beginning of year	181.2	223.8
Additions	4.8	5.5
Dispositions	—	(3.0)
Financing	7.1	8.9
Payments on lease liability	(37.1)	(34.1)
Lease modification	0.5	(19.7)
Foreign exchange	—	(0.2)
Lease liability, end of year	156.5	181.2
Expected to be incurred within one year	26.4	31.3
Expected to be incurred beyond one year	130.1	149.9

Disclosure of maturity analysis of finance lease payments receivable
The undiscounted cash flows relating to the lease liability are as follows:

($ millions)	December 31, 2020
1 year	27.0
2 to 3 years	46.3
4 to 5 years	36.6
More than 5 years	75.9
Total (1)	185.8
(1)Includes both the principal and amounts representing interest.